SUMMARY: LARGE CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term capital appreciation.
PORTFOLIO FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees LARGE CAPITALIZATION GROWTH	Class T	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LARGE CAPITALIZATION GROWTH	Class T	Class R
Management Fees	0.60%	0.60%
+Distribution and service (12b-1) fees	none	0.75%
+Other expenses	0.23%	0.23%
=Total Annual Fund Operating Expenses	0.83%	1.58%
- Distribution Fee waiver or expense reimbursement	none	(0.25%)
= Net annual Portfolio operating expenses	0.83%	1.33%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example LARGE CAPITALIZATION GROWTH (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	85	265	460	1,025
Class R	135	474	837	1,857

If Shares Are Not Redeemed
Expense Example, No Redemption LARGE CAPITALIZATION GROWTH (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	85	265	460	1,025
Class R	135	474	837	1,857

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 171% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio seeks investments that will increase in value. To achieve our investment objective, the Portfolio purchases stocks of large companies that the Portfolio believes will experience earnings growth at a rate faster than that of the Standard & Poor's 500® Composite Stock Price Index (S&P 500). The Portfolio normally invests at least 80% of its investable assets in common stocks of large companies. Large companies are defined as companies with market capitalizations like those in the Russell 1000 Index. As of January 31, 2011, the Russell 1000 Index median market capitalization was approximately  $5.4 billion, and the largest company by market capitalization was  $411.2 billion. Market capitalization is measured at the time of purchase.

Although the Portfolio invests primarily in common stocks of U.S. companies, the portfolio may also purchase common stocks of foreign companies, including foreign companies operating in emerging market countries. The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

The Portfolio may also invest in other equity securities, including, but not limited to, exchange-traded funds, convertible securities, preferred stock and real estate investment trusts.

Principal Risks of Investing in the Portfolio.

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

 Active Trading Risk. The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Portfolio's performance and have adverse tax consequences.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio's Past Performance.

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Annual Total Returns % (Class T Shares)

Best Quarter: 4th Quarter 2001 20.55% Worst Quarter: 3rd Quarter 2001 -26.20%
Average Annual Total Returns % (as of 12/31/2010)
Average Annual Total Returns LARGE CAPITALIZATION GROWTH	One Year	Five Years	Ten Years	Since Inception
Class T	16.08%	1.15%	(2.47%)
Class T Return After Taxes on Distributions	16.03%	0.77%	(2.87%)
Class T Return After Taxes on Distributions and Sale of Portfolio Shares	10.52%	0.99%	(2.07%)
Class R	15.48%			0.98%
Russell 1000 Growth Index(reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%
S&P 500 Index(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	1.42%
Lipper Average(reflects no deductions for fees, expenses or taxes)	14.80%	2.48%	(0.23%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SUMMARY: LARGE CAP VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is total return consisting of capital appreciation and dividend income.
PORTFOLIO FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees LARGE CAPITALIZATION VALUE	Class T	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LARGE CAPITALIZATION VALUE	Class T	Class R
Management Fees	0.60%	0.60%
+Distribution and service (12b-1) fees	none	0.75%
+Other expenses	0.21%	0.21%
=Total Annual Fund Operating Expenses	0.81%	1.56%
- Distribution Fee waiver or expense reimbursement	none	(0.25%)
= Net annual Portfolio operating expenses	0.81%	1.31%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example LARGE CAPITALIZATION VALUE (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	83	259	450	1,002
Class R	133	468	826	1,835

If Shares Are Not Redeemed
Expense Example, No Redemption LARGE CAPITALIZATION VALUE (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	83	259	450	1,002
Class R	133	468	826	1,835

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 32% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio seeks investments that will increase in value as well as pay the Portfolio dividends. To achieve our objective, we invest in large company stocks that we believe are undervalued, and have an above-average potential to increase in price, given the company's sales, earnings, book value, and cash flow. The Portfolio normally invests at least 80% of its investable assets in common stocks and securities convertible into common stocks of large companies. Large companies are defined as companies with market capitalizations like those in the Russell 1000 Index. As of January 31, 2011, the Russell 1000 Index median market capitalization was approximately  $5.4 billion, and the largest company by market capitalization was  $411.2 billion. Market capitalization is measured at the time of purchase.

Although the Portfolio invests primarily in common stocks of U.S. companies, the portfolio may also purchase common stocks of foreign companies. The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

The Portfolio may also invest in other equity securities, including, but not limited to, exchange-traded funds, convertible securities, preferred stock and real estate investment trusts.

Principal Risks of Investing in the Portfolio.
All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

 Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio's Past Performance.
A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Annual Total Returns % (Class T Shares)

Best Quarter: 4th Quarter 2003 20.10% Worst Quarter: 3rd Quarter 2008 -23.94%
Average Annual Total Returns % (as of 12/31/2010)
Average Annual Total Returns LARGE CAPITALIZATION VALUE	One Year	Five Years	Ten Years	Since Inception
Class T	13.20%	(1.06%)	3.66%
Class T Return After Taxes on Distributions	12.92%	(2.17%)	2.60%
Class T Return After Taxes on Distributions and Sale of Portfolio Shares	8.94%	(0.96%)	3.00%
Class R	12.62%			(3.42%)
Russell 1000 Growth Index(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.26%
S&P 500 Index(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	1.42%
Lipper Average(reflects no deductions for fees, expenses or taxes)	12.96%	0.88%	2.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SUMMARY: SMALL CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is maximum capital appreciation.
PORTFOLIO FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees SMALL CAPITALIZATION GROWTH	Class T	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALL CAPITALIZATION GROWTH	Class T	Class R
Management Fees	0.60%	0.60%
+Distribution and service (12b-1) fees	none	0.75%
+Other expenses	0.36%	0.36%
=Total Annual Fund Operating Expenses	0.96%	1.71%
- Distribution Fee waiver or expense reimbursement	none	(0.25%)
= Net annual Portfolio operating expenses	0.96%	1.46%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example SMALL CAPITALIZATION GROWTH (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	98	306	531	1,178
Class R	149	514	905	1,999

If Shares Are Not Redeemed
Expense Example, No Redemption SMALL CAPITALIZATION GROWTH (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	98	306	531	1,178
Class R	149	514	905	1,999

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 64% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio seeks investments that will increase in value. To achieve our objective, we invest in the stocks of small companies that we believe will experience earnings growth at a rate faster than that of the U.S. economy in general. The Portfolio normally invests at least 80% of its investable assets in common stocks of small companies. Small companies are those companies with market capitalizations comparable to those in the Russell 2000 Growth Index. As of January 31, 2011, the Russell 2000 Growth Index median market capitalization was approximately  $550 million, and the largest company by market capitalization was  $5.1 billion. Market capitalization is measured at the time of purchase.

Because the Portfolio invests in small capitalization companies, the risk is greater than with larger companies because shares of small companies tend to be less liquid and more volatile than those of large companies.

Principal Risks of Investing in the Portfolio.

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Small Company Risk. Small companies usually offer a smaller range of products and services than larger companies. They also may have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio's Past Performance.

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Annual Total Returns % (Class T Shares)

Best Quarter: 2nd Quarter 2009 21.32% Worst Quarter: 3rd Quarter 2001 -26.57%
Average Annual Total Returns % (as of 12/31/2010)
Average Annual Total Returns SMALL CAPITALIZATION GROWTH	One Year	Five Years	Ten Years	Since Inception
Class T	26.58%	(0.37%)	(1.66%)
Class T Return After Taxes on Distributions	26.58%	(0.38%)	(1.66%)
Class T Return After Taxes on Distributions and Sale of Portfolio Shares	17.27%	(0.32%)	(1.40%)
Class R	25.93%			(0.44%)
Russell 2000 Growth Index(reflects no deductions for fees, expenses or taxes)	29.09%	5.30%	3.78%
Russell 2000 Index(reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%
Lipper Average(reflects no deductions for fees, expenses or taxes)	27.62%	4.21%	3.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SUMMARY: SMALL CAP VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is above-average capital appreciation.
PORTFOLIO FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees SMALL CAPITALIZATION VALUE	Class T	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALL CAPITALIZATION VALUE	Class T	Class R
Management Fees	0.60%	0.60%
+Distribution and service (12b-1) fees	none	0.75%
+Other expenses	0.16%	0.16%
=Total Annual Fund Operating Expenses	0.76%	1.51%
- Distribution Fee waiver or expense reimbursement	none	(0.25%)
= Net annual Portfolio operating expenses	0.76%	1.26%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example SMALL CAPITALIZATION VALUE (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	78	243	422	942
Class R	128	453	800	1,780

If Shares Are Not Redeemed
Expense Example, No Redemption SMALL CAPITALIZATION VALUE (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	78	243	422	942
Class R	128	453	800	1,780

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio seeks investments that will increase in value. To achieve our objective, we invest in stocks of small companies that we believe are undervalued and have an above-average potential to increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio normally invest at least 80% of its investable assets in common stocks of small companies. Small companies are those companies with market capitalizations comparable to those in the Russell 2000 Value Index. As of January 31, 2011, the Russell 2000 Value Index median market capitalization was approximately  $469 million and the largest company by market capitalization was  $3.8 billion. Market capitalization is measured at the time of purchase. Because the Portfolio invests in small capitalization companies, the risk is greater than with larger companies because shares of small companies tend to be less liquid and more volatile than those of large companies.

Principal Risks of Investing in the Portfolio.

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small Company Risk. Small companies usually offer a smaller range of products and services than larger companies. They also may have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio's Past Performance.

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Annual Total Returns % (Class T Shares)

Best Quarter: 2nd Quarter 2003 20.81% Worst Quarter: 4th Quarter 2008 -22.10%
Average Annual Total Returns % (as of 12/31/2010)
Average Annual Total Returns SMALL CAPITALIZATION VALUE	One Year	Five Years	Ten Years	Since Inception
Class T	23.63%	6.10%	11.22%
Class T Return After Taxes on Distributions	23.47%	5.30%	9.39%
Class T Return After Taxes on Distributions and Sale of Portfolio Shares	15.57%	5.04%	9.14%
Class R	22.97%			4.77%
Russell 2000 Value Index(reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%
Russell 2000 Index(reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%
Lipper Average(reflects no deductions for fees, expenses or taxes)	25.22%	4.08%	7.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is capital appreciation.
PORTFOLIO FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees INTERNATIONAL EQUITY	Class T	Class R	Class Q
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none
Redemption fee	none	none	none
Exchange fee	none	none	none

Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL EQUITY	Class T	Class R	Class Q
Management Fees	0.70%	0.70%	0.70%
+Distribution and service (12b-1) fees	none	0.75%	none
+Other expenses	0.34%	0.34%	0.25%
=Total Annual Fund Operating Expenses	1.04%	1.79%	0.95%
- Distribution Fee waiver or expense reimbursement	none	(0.25%)	none
= Net annual Portfolio operating expenses	1.04%	1.54%	0.95%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example INTERNATIONAL EQUITY (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	106	331	574	1,271
Class R	157	539	946	2,085
Class Q	97	303	525	1,166

If Shares Are Not Redeemed
Expense Example, No Redemption INTERNATIONAL EQUITY (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	106	331	574	1,271
Class R	157	539	946	2,085
Class Q	97	303	525	1,166

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 41% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio seeks investments that will increase in value. To achieve this objective, we purchase stocks of foreign companies. These companies may be based in developed as well as developing countries. The Portfolio normally invests at least 80% of its investable assets in stocks of companies in a diverse array of foreign countries. For purposes of this policy, the Portfolio will invest in stocks of companies that are organized under the laws of a foreign country, companies that derive more than 50% of their revenues from activities in foreign countries, and companies that have at least 50% of their assets located abroad. The foreign securities held by the Portfolio normally will be denominated in foreign currencies, including the euro - a multinational currency unit. The Portfolio may invest in large-, mid- or small-capitalization companies. To the extent the Portfolio invests in small- or mid-capitalization companies, the risk is greater than with larger companies because shares of small- or mid-capitalization companies tend to be less liquid and more volatile than those of large companies.

The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

Principal Risks of Investing in the Portfolio.

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Small Company Risk. Small companies usually offer a smaller range of products and services than larger companies. They also may have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio's Past Performance.

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Annual Total Returns % (Class T Shares)

Best Quarter: 2nd Quarter 2009 26.33% Worst Quarter: 4th Quarter 2008 -21.59%
Average Annual Total Returns % (as of 12/31/2010)
Average Annual Total Returns INTERNATIONAL EQUITY	One Year	Five Years	Ten Years	Since Inception
Class T	10.69%	4.02%	3.40%
Class T Return After Taxes on Distributions	10.42%	2.72%	2.59%
Class T Return After Taxes on Distributions and Sale of Portfolio Shares	7.29%	3.23%	2.80%
Class R	10.09%			0.76%
MSCI EAFE Index(reflects no deductions for fees, expenses or taxes)	7.75%	2.46%	3.50%
Lipper Average(reflects no deductions for fees, expenses or taxes)	8.07%	2.01%	2.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SUMMARY: TOTAL RETURN BOND PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is total return consisting of income and capital appreciation.
PORTFOLIO FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees TOTAL RETURN BOND	Class T	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOTAL RETURN BOND	Class T	Class R
Management Fees	0.45%	0.45%
+Distribution and service (12b-1) fees	none	0.75%
+Other expenses	0.22%	0.22%
=Total Annual Fund Operating Expenses	0.67%	1.42%
- Distribution Fee waiver or expense reimbursement	none	(0.25%)
= Net annual Portfolio operating expenses	0.67%	1.17%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example TOTAL RETURN BOND (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	68	214	373	835
Class R	119	425	753	1,680

If Shares Are Not Redeemed
Expense Example, No Redemption TOTAL RETURN BOND (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	68	214	373	835
Class R	119	425	753	1,680

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 369% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio seeks investments that will pay income as well as increase in value. To achieve this objective, we normally invest at least 80% of investable assets in "investment grade" debt obligations issued or guaranteed by the U.S. Government and its agencies, or issued by U.S. companies, foreign companies and foreign governments and their agencies and unrated debt obligations that we believe are comparable in quality. "Investment grade" debt obligations are rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or the equivalent by another major rating service. Debt obligations in which the Portfolio may invest include structured notes.

The Portfolio can invest up to 30% of its total assets in foreign currency-denominated debt obligations. The Portfolio's foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) will normally be limited to 20% of the Portfolio's total assets.

The Portfolio invests in mortgage-related securities issued or guaranteed by U.S. Government entities including securities issued by the Federal National Mortgage Association (FNMA or "Fannie Mae") or the Federal Home Loan Mortgage Corporation (FHLMC or "Freddie Mac") or guaranteed by the Government National Mortgage Association (GNMA or "Ginnie Mae"). However, the Portfolio may invest up to 25% of the Portfolio's assets in privately issued mortgage-related securities (those not issued or guaranteed by the U.S. Government). The mortgage-related securities in which the Portfolio may invest may include collateralized mortgage obligations, stripped mortgage-backed securities and multi-class pass through securities. The Portfolio may also use derivatives, such as futures, swaps and options, for hedging purposes or to seek to improve the its return.

The Portfolio may also invest in asset-backed securities including collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), collateralized bank obligations (CBOs), automobile loans and credit card receivables. In addition, we may invest up to 20% of investable assets in convertible bonds, convertible preferred stock and non-convertible preferred stock. The Portfolio may invest up to 20% of the Portfolio's assets in high yield debt obligations ("junk bonds") that are rated at least B by S&P, Moody's or another major rating service, and unrated debt obligations that we believe are comparable in quality. The Portfolio may continue to hold an obligation even if it is later downgraded or no longer rated. The Portfolio may actively and frequently trade its portfolio securities. The Portfolio will maintain an average duration that normally ranges between two years below and two years above the average duration of the Portfolio's benchmark index.

Principal Risks of Investing in the Portfolio.

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Credit Risk. The debt obligations in which the Portfolio invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Below-investment grade securities- also known as "junk bonds"- have a higher risk of default and tend to be less liquid than higher-rated securities.

In addition, some of the U.S. Government securities and mortgage-related securities in which the Portfolio may invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association. Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Portfolio may invest, are not backed by the full faith and credit of the United States. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), each of which has the right to borrow from the U.S. Treasury to meet its obligations.

Interest Rate Risk. There is also the risk that the securities could lose value because of interest rate changes. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations and a Portfolio's net asset value (or share price) generally move in opposite directions from interest rates.

Debt Market Risk. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Prepayment Risk. Mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, the Portfolio may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

Active Trading Risk. The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Portfolio's performance and have adverse tax consequences.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

Short Sales Risk. The Portfolio may engage in short sales. Short sales are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, in the case of the over the counter contracts there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Liquidity Risk. The risk that the Portfolio may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio's value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell liquid securities at an unfavorable time and conditions.

Investments in non-investment grade fixed income securities (junk bonds), as applicable, will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio's Past Performance.

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Annual Total Returns % (Class T Shares)

Best Quarter: 2nd Quarter 2009 7.11% Worst Quarter: 3rd Quarter 2008 -3.84%
Average Annual Total Returns % (as of 12/31/2010)
Average Annual Total Returns TOTAL RETURN BOND	One Year	Five Years	Ten Years	Since Inception
Class T	7.26%	7.79%	6.99%
Class T Return After Taxes on Distributions	5.11%	5.29%	4.69%
Class T Return After Taxes on Distributions and Sale of Portfolio Shares	4.93%	5.20%	4.63%
Class R	6.77%			7.77%
Barclays Capital Aggregate Bond Index(reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
Lipper Average(reflects no deductions for fees, expenses or taxes)	10.00%	5.57%	6.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SUMMARY: INTERMEDIATE-TERM BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio's investment objective is current income and reasonable stability of principal.
PORTFOLIO FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	INTERMEDIATE-TERM BOND Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none

Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	INTERMEDIATE-TERM BOND Class T
Management Fees	0.45%
+Distribution and service (12b-1) fees	none
+Other expenses	0.21%
=Total Annual Fund Operating Expenses	0.66%

Example.

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
INTERMEDIATE-TERM BOND Class T	67	211	368	822

If Shares Are Not Redeemed
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
INTERMEDIATE-TERM BOND Class T	67	211	368	822

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 938% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio's investment objective is current income and reasonable stability of principal. This means that we seek investments that we think will pay dividends and other income, while attempting to minimize volatility. To achieve this objective, the Portfolio invests in debt obligations issued or guaranteed by the U.S. Government and its agencies, as well as debt obligations issued by U.S. companies, foreign companies and foreign governments. The Portfolio may invest in mortgage-related securities issued or guaranteed by U.S. Government entities, and up to 25% of its assets in privately issued mortgage-related securities (not issued or guaranteed by the U.S. Government). These investments may include collateralized mortgage obligations and stripped mortgage-backed securities. Debt obligations in which the Portfolio may invest include structured notes.

The Portfolio may invest up to 30% of its assets in foreign currency-denominated debt obligations. The Portfolio's foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) will normally be limited to 20% of the Portfolio's total assets.

The Portfolio may invest up to 20% of investable assets in convertible bonds, convertible preferred stock and non-convertible preferred stock. The Portfolio may also invest in asset-backed securities including collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), collateralized bank obligations (CBOs), automobile loans and credit card receivables. The Portfolio may also use derivatives, such as futures, swaps and options, for hedging purposes or to seek to improve its returns. The Portfolio normally invest at least 80% of its investable assets in "investment grade" debt obligations- debt obligations rated at least BBB by S&P, Baa by Moody's, or the equivalent by another major rating service, and unrated debt obligations that we believe are comparable in quality. However, the Portfolio may invest up to 20% of the its assets in high yield debt obligations ("junk bonds") that are rated at least B by S&P, Moody's or another major rating service, and unrated bonds that we believe are comparable in quality. The Portfolio may continue to hold an obligation even if it is later downgraded or no longer rated. The Portfolio may actively and frequently trade its portfolio securities which may increase transaction costs and taxes. "Intermediate-term" bonds have dollar-weighted maturities of more than 3 years and less than 10 years. The Portfolio will maintain an average duration that normally ranges between two years below and two years above the average duration of the Portfolio's benchmark index.

Principal Risks of Investing in the Portfolio.

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Credit Risk. The debt obligations in which the Portfolio invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Below-investment grade securities- also known as "junk bonds"- have a higher risk of default and tend to be less liquid than higher-rated securities.

In addition, some of the U.S. Government securities and mortgage-related securities in which the Portfolio may invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association. Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Portfolio may invest, are not backed by the full faith and credit of the United States. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), each of which has the right to borrow from the U.S. Treasury to meet its obligations.

Interest Rate Risk. There is also the risk that the securities could lose value because of interest rate changes. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations and a Portfolio's net asset value (or share price) generally move in opposite directions from interest rates.

Debt Market Risk. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Prepayment Risk. Mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, the Portfolio may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

Active Trading Risk. The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Portfolio's performance and have adverse tax consequences.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

Short Sales Risk. The Portfolio may engage in short sales. Short sales are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, in the case of the over the counter contracts there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Liquidity Risk. The risk that the Portfolio may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio's value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell liquid securities at an unfavorable time and conditions.

Investments in non-investment grade fixed income securities (junk bonds), as applicable, will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio's Past Performance.

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Annual Total Returns % (Class T Shares)

Best Quarter: 3rd Quarter 2001 5.11% Worst Quarter: 2nd Quarter 2004 -1.98%
Average Annual Total Returns % (as of 12/31/2010)
Average Annual Total Returns INTERMEDIATE-TERM BOND	One Year	Five Years	Ten Years
Class T	6.93%	7.54%	6.38%
Class T Return After Taxes on Distributions	4.55%	5.17%	4.24%
Class T Return After Taxes on Distributions and Sale of Portfolio Shares	4.64%	5.15%	4.24%
Barclays Capital Intermediate Government/Credit Bond Index(reflects no deductions for fees, expenses or taxes)	5.89%	5.53%	5.51%
Lipper Average(reflects no deductions for fees, expenses or taxes)	7.74%	5.18%	5.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SUMMARY: MORTGAGE-BACKED SECURITIES PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is high current income with a secondary investment objective of capital appreciation, each to the extent consistent with protection of capital.
PORTFOLIO FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	MORTGAGE BACKED SECURITIES Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none

Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MORTGAGE BACKED SECURITIES Class T
Management Fees	0.45%
+Distribution and service (12b-1) fees	none
+Other expenses	0.43%
=Total Annual Fund Operating Expenses	0.88%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MORTGAGE BACKED SECURITIES Class T	90	281	488	1,084

If Shares Are Not Redeemed
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MORTGAGE BACKED SECURITIES Class T	90	281	488	1,084

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 646% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio seeks investments that will pay income and also increase in value, while attempting to reduce volatility. To achieve these objectives, the Portfolio normally invests at least 80% of its investable assets in mortgage-backed debt securities. These securities will usually be mortgage-related securities issued or guaranteed by U.S. Government agencies. However, the Portfolio may invest up to 25% of its total assets in privately issued mortgage-related securities (which are not guaranteed by the U.S. Government).

The Portfolio's investments in mortgage-related securities may include collateralized mortgage obligations and stripped mortgage-backed securities. The Portfolio may also invest in asset-backed securities like automobile loans and credit card receivables. The Portfolio normally purchases debt obligations that are rated at least A by Moody's or S&P, or the equivalent by another major rating service, and unrated bonds we believe are comparable in quality. The Portfolio may continue to hold an obligation even if it is later downgraded or no longer rated. The Portfolio may actively and frequently trade its portfolio securities.

Principal Risks of Investing in the Portfolio.

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Credit Risk. The debt obligations in which the Portfolio invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Below-investment grade securities- also known as "junk bonds"- have a higher risk of default and tend to be less liquid than higher-rated securities.

In addition, some of the U.S. Government securities and mortgage-related securities in which the Portfolio may invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association. Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Portfolio may invest, are not backed by the full faith and credit of the United States. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), each of which has the right to borrow from the U.S. Treasury to meet its obligations.

Interest Rate Risk. There is also the risk that the securities could lose value because of interest rate changes. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations and a Portfolio's net asset value (or share price) generally move in opposite directions from interest rates.

Debt Market Risk. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Prepayment Risk. Mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, the Portfolio may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

Active Trading Risk. The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Portfolio's performance and have adverse tax consequences.

Liquidity Risk. The risk that the Portfolio may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio's value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell liquid securities at an unfavorable time and conditions.

Investments in non-investment grade fixed income securities (junk bonds), as applicable, will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Short Sales Risk. The Portfolio may engage in short sales. Short sales are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, in the case of the over the counter contracts there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio's Past Performance.

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.Updated Portfolio performance is available online at www.prudential.com.

Annual Total Returns % (Class T Shares)

Best Quarter: 3rd Quarter 2009 5.72% Worst Quarter: 4th Quarter 2008 -1.92%
Average Annual Total Returns % (as of 12/31/2010)
Average Annual Total Returns MORTGAGE BACKED SECURITIES	One Year	Five Years	Ten Years
Class T	9.93%	6.76%	5.76%
Class T Return After Taxes on Distributions	8.01%	4.92%	3.88%
Class T Return After Taxes on Distributions and Sale of Portfolio Shares	6.42%	4.81%	3.85%
Citigroup Mortgage Backed Securities Index(reflects no deductions for fees, expenses or taxes)	5.50%	6.37%	5.94%
Barclays Capital Mortgage Backed Securities Index(reflects no deductions for fees, expenses or taxes)	5.37%	6.34%	5.89%
Lipper Average(reflects no deductions for fees, expenses or taxes)	6.78%	4.75%	4.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 25, 2011
Registrant Name	dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000890339
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 25, 2011
Prospectus Date	rr_ProspectusDate	Feb 25, 2011
LARGE CAPITALIZATION GROWTH | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.23%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	460
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
Annual Return 2001	rr_AnnualReturn2001	(30.32%)
Annual Return 2002	rr_AnnualReturn2002	(31.70%)
Annual Return 2003	rr_AnnualReturn2003	39.53%
Annual Return 2004	rr_AnnualReturn2004	3.78%
Annual Return 2005	rr_AnnualReturn2005	6.74%
Annual Return 2006	rr_AnnualReturn2006	8.67%
Annual Return 2007	rr_AnnualReturn2007	9.09%
Annual Return 2008	rr_AnnualReturn2008	(39.89%)
Annual Return 2009	rr_AnnualReturn2009	28.02%
Annual Return 2010	rr_AnnualReturn2010	16.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.20%)
One Year	rr_AverageAnnualReturnYear01	16.08%
Five Years	rr_AverageAnnualReturnYear05	1.15%
Ten Years	rr_AverageAnnualReturnYear10	(2.47%)
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION GROWTH | Class T | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.03%
Five Years	rr_AverageAnnualReturnYear05	0.77%
Ten Years	rr_AverageAnnualReturnYear10	(2.87%)
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION GROWTH | Class T | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.52%
Five Years	rr_AverageAnnualReturnYear05	0.99%
Ten Years	rr_AverageAnnualReturnYear10	(2.07%)
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION GROWTH | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+Other expenses	rr_OtherExpensesOverAssets	0.23%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	837
10 Years	rr_ExpenseExampleYear10	1,857
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	837
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,857
One Year	rr_AverageAnnualReturnYear01	15.48%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
LARGE CAPITALIZATION GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: LARGE CAP GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 171% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks investments that will increase in value. To achieve our investment objective, the Portfolio purchases stocks of large companies that the Portfolio believes will experience earnings growth at a rate faster than that of the Standard & Poor's 500® Composite Stock Price Index (S&P 500). The Portfolio normally invests at least 80% of its investable assets in common stocks of large companies. Large companies are defined as companies with market capitalizations like those in the Russell 1000 Index. As of January 31, 2011, the Russell 1000 Index median market capitalization was approximately  $5.4 billion, and the largest company by market capitalization was  $411.2 billion. Market capitalization is measured at the time of purchase.

Although the Portfolio invests primarily in common stocks of U.S. companies, the portfolio may also purchase common stocks of foreign companies, including foreign companies operating in emerging market countries. The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

The Portfolio may also invest in other equity securities, including, but not limited to, exchange-traded funds, convertible securities, preferred stock and real estate investment trusts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

 Active Trading Risk. The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Portfolio's performance and have adverse tax consequences.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudential.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2001 20.55% Worst Quarter: 3rd Quarter 2001 -26.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

LARGE CAPITALIZATION GROWTH | Russell 1000 Growth Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.71%
Five Years	rr_AverageAnnualReturnYear05	3.75%
Ten Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION GROWTH | S&P 500 Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION GROWTH | Lipper Average(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.80%
Five Years	rr_AverageAnnualReturnYear05	2.48%
Ten Years	rr_AverageAnnualReturnYear10	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION VALUE | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.21%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	450
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,002
Annual Return 2001	rr_AnnualReturn2001	1.21%
Annual Return 2002	rr_AnnualReturn2002	(13.57%)
Annual Return 2003	rr_AnnualReturn2003	36.38%
Annual Return 2004	rr_AnnualReturn2004	18.87%
Annual Return 2005	rr_AnnualReturn2005	6.50%
Annual Return 2006	rr_AnnualReturn2006	19.34%
Annual Return 2007	rr_AnnualReturn2007	(0.75%)
Annual Return 2008	rr_AnnualReturn2008	(40.44%)
Annual Return 2009	rr_AnnualReturn2009	18.73%
Annual Return 2010	rr_AnnualReturn2010	13.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
One Year	rr_AverageAnnualReturnYear01	13.20%
Five Years	rr_AverageAnnualReturnYear05	(1.06%)
Ten Years	rr_AverageAnnualReturnYear10	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION VALUE | Class T | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.92%
Five Years	rr_AverageAnnualReturnYear05	(2.17%)
Ten Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION VALUE | Class T | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.94%
Five Years	rr_AverageAnnualReturnYear05	(0.96%)
Ten Years	rr_AverageAnnualReturnYear10	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION VALUE | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+Other expenses	rr_OtherExpensesOverAssets	0.21%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	1,835
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	826
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,835
One Year	rr_AverageAnnualReturnYear01	12.62%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.42%)
LARGE CAPITALIZATION VALUE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: LARGE CAP VALUE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is total return consisting of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 32% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks investments that will increase in value as well as pay the Portfolio dividends. To achieve our objective, we invest in large company stocks that we believe are undervalued, and have an above-average potential to increase in price, given the company's sales, earnings, book value, and cash flow. The Portfolio normally invests at least 80% of its investable assets in common stocks and securities convertible into common stocks of large companies. Large companies are defined as companies with market capitalizations like those in the Russell 1000 Index. As of January 31, 2011, the Russell 1000 Index median market capitalization was approximately  $5.4 billion, and the largest company by market capitalization was  $411.2 billion. Market capitalization is measured at the time of purchase.

Although the Portfolio invests primarily in common stocks of U.S. companies, the portfolio may also purchase common stocks of foreign companies. The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

The Portfolio may also invest in other equity securities, including, but not limited to, exchange-traded funds, convertible securities, preferred stock and real estate investment trusts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

 Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudential.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2003 20.10% Worst Quarter: 3rd Quarter 2008 -23.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

LARGE CAPITALIZATION VALUE | Russell 1000 Growth Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.51%
Five Years	rr_AverageAnnualReturnYear05	1.28%
Ten Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION VALUE | S&P 500 Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception
LARGE CAPITALIZATION VALUE | Lipper Average(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.96%
Five Years	rr_AverageAnnualReturnYear05	0.88%
Ten Years	rr_AverageAnnualReturnYear10	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION GROWTH | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.36%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
Annual Return 2001	rr_AnnualReturn2001	(19.33%)
Annual Return 2002	rr_AnnualReturn2002	(33.24%)
Annual Return 2003	rr_AnnualReturn2003	33.05%
Annual Return 2004	rr_AnnualReturn2004	15.03%
Annual Return 2005	rr_AnnualReturn2005	4.54%
Annual Return 2006	rr_AnnualReturn2006	7.62%
Annual Return 2007	rr_AnnualReturn2007	4.20%
Annual Return 2008	rr_AnnualReturn2008	(46.07%)
Annual Return 2009	rr_AnnualReturn2009	28.19%
Annual Return 2010	rr_AnnualReturn2010	26.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.57%)
One Year	rr_AverageAnnualReturnYear01	26.58%
Five Years	rr_AverageAnnualReturnYear05	(0.37%)
Ten Years	rr_AverageAnnualReturnYear10	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION GROWTH | Class T | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.58%
Five Years	rr_AverageAnnualReturnYear05	(0.38%)
Ten Years	rr_AverageAnnualReturnYear10	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION GROWTH | Class T | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.27%
Five Years	rr_AverageAnnualReturnYear05	(0.32%)
Ten Years	rr_AverageAnnualReturnYear10	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION GROWTH | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+Other expenses	rr_OtherExpensesOverAssets	0.36%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	905
10 Years	rr_ExpenseExampleYear10	1,999
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	905
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,999
One Year	rr_AverageAnnualReturnYear01	25.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
SMALL CAPITALIZATION GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: SMALL CAP GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is maximum capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 64% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio seeks investments that will increase in value. To achieve our objective, we invest in the stocks of small companies that we believe will experience earnings growth at a rate faster than that of the U.S. economy in general. The Portfolio normally invests at least 80% of its investable assets in common stocks of small companies. Small companies are those companies with market capitalizations comparable to those in the Russell 2000 Growth Index. As of January 31, 2011, the Russell 2000 Growth Index median market capitalization was approximately  $550 million, and the largest company by market capitalization was  $5.1 billion. Market capitalization is measured at the time of purchase.

Because the Portfolio invests in small capitalization companies, the risk is greater than with larger companies because shares of small companies tend to be less liquid and more volatile than those of large companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Small Company Risk. Small companies usually offer a smaller range of products and services than larger companies. They also may have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudential.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 21.32% Worst Quarter: 3rd Quarter 2001 -26.57%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SMALL CAPITALIZATION GROWTH | Russell 2000 Growth Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION GROWTH | Russell 2000 Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION GROWTH | Lipper Average(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.62%
Five Years	rr_AverageAnnualReturnYear05	4.21%
Ten Years	rr_AverageAnnualReturnYear10	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.16%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Annual Return 2001	rr_AnnualReturn2001	17.23%
Annual Return 2002	rr_AnnualReturn2002	(8.48%)
Annual Return 2003	rr_AnnualReturn2003	47.10%
Annual Return 2004	rr_AnnualReturn2004	24.02%
Annual Return 2005	rr_AnnualReturn2005	10.10%
Annual Return 2006	rr_AnnualReturn2006	17.72%
Annual Return 2007	rr_AnnualReturn2007	0.52%
Annual Return 2008	rr_AnnualReturn2008	(27.45%)
Annual Return 2009	rr_AnnualReturn2009	26.69%
Annual Return 2010	rr_AnnualReturn2010	23.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.10%)
One Year	rr_AverageAnnualReturnYear01	23.63%
Five Years	rr_AverageAnnualReturnYear05	6.10%
Ten Years	rr_AverageAnnualReturnYear10	11.22%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Class T | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.47%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Class T | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.57%
Five Years	rr_AverageAnnualReturnYear05	5.04%
Ten Years	rr_AverageAnnualReturnYear10	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+Other expenses	rr_OtherExpensesOverAssets	0.16%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	453
5 Years	rr_ExpenseExampleYear05	800
10 Years	rr_ExpenseExampleYear10	1,780
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	453
5 Years	rr_ExpenseExampleNoRedemptionYear05	800
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,780
One Year	rr_AverageAnnualReturnYear01	22.97%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
SMALL CAPITALIZATION VALUE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: SMALL CAP VALUE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is above-average capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks investments that will increase in value. To achieve our objective, we invest in stocks of small companies that we believe are undervalued and have an above-average potential to increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio normally invest at least 80% of its investable assets in common stocks of small companies. Small companies are those companies with market capitalizations comparable to those in the Russell 2000 Value Index. As of January 31, 2011, the Russell 2000 Value Index median market capitalization was approximately  $469 million and the largest company by market capitalization was  $3.8 billion. Market capitalization is measured at the time of purchase. Because the Portfolio invests in small capitalization companies, the risk is greater than with larger companies because shares of small companies tend to be less liquid and more volatile than those of large companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small Company Risk. Small companies usually offer a smaller range of products and services than larger companies. They also may have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudential.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2003 20.81% Worst Quarter: 4th Quarter 2008 -22.10%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

SMALL CAPITALIZATION VALUE | Russell 2000 Value Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Five Years	rr_AverageAnnualReturnYear05	3.52%
Ten Years	rr_AverageAnnualReturnYear10	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Russell 2000 Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Lipper Average(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.22%
Five Years	rr_AverageAnnualReturnYear05	4.08%
Ten Years	rr_AverageAnnualReturnYear10	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception
INTERNATIONAL EQUITY | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.34%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	(24.56%)
Annual Return 2002	rr_AnnualReturn2002	(10.17%)
Annual Return 2003	rr_AnnualReturn2003	28.76%
Annual Return 2004	rr_AnnualReturn2004	15.23%
Annual Return 2005	rr_AnnualReturn2005	14.12%
Annual Return 2006	rr_AnnualReturn2006	29.02%
Annual Return 2007	rr_AnnualReturn2007	16.37%
Annual Return 2008	rr_AnnualReturn2008	(44.89%)
Annual Return 2009	rr_AnnualReturn2009	32.95%
Annual Return 2010	rr_AnnualReturn2010	10.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.59%)
One Year	rr_AverageAnnualReturnYear01	10.69%
Five Years	rr_AverageAnnualReturnYear05	4.02%
Ten Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception
INTERNATIONAL EQUITY | Class T | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.42%
Five Years	rr_AverageAnnualReturnYear05	2.72%
Ten Years	rr_AverageAnnualReturnYear10	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception
INTERNATIONAL EQUITY | Class T | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.29%
Five Years	rr_AverageAnnualReturnYear05	3.23%
Ten Years	rr_AverageAnnualReturnYear10	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception
INTERNATIONAL EQUITY | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+Other expenses	rr_OtherExpensesOverAssets	0.34%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	946
10 Years	rr_ExpenseExampleYear10	2,085
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	946
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,085
One Year	rr_AverageAnnualReturnYear01	10.09%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
INTERNATIONAL EQUITY | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.25%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
INTERNATIONAL EQUITY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 41% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks investments that will increase in value. To achieve this objective, we purchase stocks of foreign companies. These companies may be based in developed as well as developing countries. The Portfolio normally invests at least 80% of its investable assets in stocks of companies in a diverse array of foreign countries. For purposes of this policy, the Portfolio will invest in stocks of companies that are organized under the laws of a foreign country, companies that derive more than 50% of their revenues from activities in foreign countries, and companies that have at least 50% of their assets located abroad. The foreign securities held by the Portfolio normally will be denominated in foreign currencies, including the euro - a multinational currency unit. The Portfolio may invest in large-, mid- or small-capitalization companies. To the extent the Portfolio invests in small- or mid-capitalization companies, the risk is greater than with larger companies because shares of small- or mid-capitalization companies tend to be less liquid and more volatile than those of large companies.

The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Market Risk. There is the risk that the price of a particular stock owned by the Portfolio could go down. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Small Company Risk. Small companies usually offer a smaller range of products and services than larger companies. They also may have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudential.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 26.33% Worst Quarter: 4th Quarter 2008 -21.59%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

INTERNATIONAL EQUITY | MSCI EAFE Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05	2.46%
Ten Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception
INTERNATIONAL EQUITY | Lipper Average(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.07%
Five Years	rr_AverageAnnualReturnYear05	2.01%
Ten Years	rr_AverageAnnualReturnYear10	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception
TOTAL RETURN BOND | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.22%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	835
Annual Return 2001	rr_AnnualReturn2001	7.97%
Annual Return 2002	rr_AnnualReturn2002	9.65%
Annual Return 2003	rr_AnnualReturn2003	6.22%
Annual Return 2004	rr_AnnualReturn2004	4.73%
Annual Return 2005	rr_AnnualReturn2005	2.60%
Annual Return 2006	rr_AnnualReturn2006	4.27%
Annual Return 2007	rr_AnnualReturn2007	8.93%
Annual Return 2008	rr_AnnualReturn2008	1.76%
Annual Return 2009	rr_AnnualReturn2009	17.40%
Annual Return 2010	rr_AnnualReturn2010	7.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.84%)
One Year	rr_AverageAnnualReturnYear01	7.26%
Five Years	rr_AverageAnnualReturnYear05	7.79%
Ten Years	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception
TOTAL RETURN BOND | Class T | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.11%
Five Years	rr_AverageAnnualReturnYear05	5.29%
Ten Years	rr_AverageAnnualReturnYear10	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception
TOTAL RETURN BOND | Class T | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.93%
Five Years	rr_AverageAnnualReturnYear05	5.20%
Ten Years	rr_AverageAnnualReturnYear10	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception
TOTAL RETURN BOND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+Other expenses	rr_OtherExpensesOverAssets	0.22%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
- Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
=Net annual Portfolio operating expenses	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	753
10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	753
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,680
One Year	rr_AverageAnnualReturnYear01	6.77%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
TOTAL RETURN BOND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: TOTAL RETURN BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 369% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	369.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

The distributor of the Portfolio has contractually agreed through February 29, 2012 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50 of 1% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 29, 2012, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks investments that will pay income as well as increase in value. To achieve this objective, we normally invest at least 80% of investable assets in "investment grade" debt obligations issued or guaranteed by the U.S. Government and its agencies, or issued by U.S. companies, foreign companies and foreign governments and their agencies and unrated debt obligations that we believe are comparable in quality. "Investment grade" debt obligations are rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or the equivalent by another major rating service. Debt obligations in which the Portfolio may invest include structured notes.

The Portfolio can invest up to 30% of its total assets in foreign currency-denominated debt obligations. The Portfolio's foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) will normally be limited to 20% of the Portfolio's total assets.

The Portfolio invests in mortgage-related securities issued or guaranteed by U.S. Government entities including securities issued by the Federal National Mortgage Association (FNMA or "Fannie Mae") or the Federal Home Loan Mortgage Corporation (FHLMC or "Freddie Mac") or guaranteed by the Government National Mortgage Association (GNMA or "Ginnie Mae"). However, the Portfolio may invest up to 25% of the Portfolio's assets in privately issued mortgage-related securities (those not issued or guaranteed by the U.S. Government). The mortgage-related securities in which the Portfolio may invest may include collateralized mortgage obligations, stripped mortgage-backed securities and multi-class pass through securities. The Portfolio may also use derivatives, such as futures, swaps and options, for hedging purposes or to seek to improve the its return.

The Portfolio may also invest in asset-backed securities including collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), collateralized bank obligations (CBOs), automobile loans and credit card receivables. In addition, we may invest up to 20% of investable assets in convertible bonds, convertible preferred stock and non-convertible preferred stock. The Portfolio may invest up to 20% of the Portfolio's assets in high yield debt obligations ("junk bonds") that are rated at least B by S&P, Moody's or another major rating service, and unrated debt obligations that we believe are comparable in quality. The Portfolio may continue to hold an obligation even if it is later downgraded or no longer rated. The Portfolio may actively and frequently trade its portfolio securities. The Portfolio will maintain an average duration that normally ranges between two years below and two years above the average duration of the Portfolio's benchmark index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Credit Risk. The debt obligations in which the Portfolio invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Below-investment grade securities- also known as "junk bonds"- have a higher risk of default and tend to be less liquid than higher-rated securities.

In addition, some of the U.S. Government securities and mortgage-related securities in which the Portfolio may invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association. Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Portfolio may invest, are not backed by the full faith and credit of the United States. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), each of which has the right to borrow from the U.S. Treasury to meet its obligations.

Interest Rate Risk. There is also the risk that the securities could lose value because of interest rate changes. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations and a Portfolio's net asset value (or share price) generally move in opposite directions from interest rates.

Debt Market Risk. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Prepayment Risk. Mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, the Portfolio may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

Active Trading Risk. The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Portfolio's performance and have adverse tax consequences.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

Short Sales Risk. The Portfolio may engage in short sales. Short sales are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, in the case of the over the counter contracts there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Liquidity Risk. The risk that the Portfolio may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio's value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell liquid securities at an unfavorable time and conditions.

Investments in non-investment grade fixed income securities (junk bonds), as applicable, will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudential.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 7.11% Worst Quarter: 3rd Quarter 2008 -3.84%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

TOTAL RETURN BOND | Barclays Capital Aggregate Bond Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception
TOTAL RETURN BOND | Lipper Average(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.00%
Five Years	rr_AverageAnnualReturnYear05	5.57%
Ten Years	rr_AverageAnnualReturnYear10	6.27%
Since Inception	rr_AverageAnnualReturnSinceInception
INTERMEDIATE-TERM BOND | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.21%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	368
10 Years	rr_ExpenseExampleNoRedemptionYear10	822
Annual Return 2001	rr_AnnualReturn2001	8.19%
Annual Return 2002	rr_AnnualReturn2002	8.56%
Annual Return 2003	rr_AnnualReturn2003	4.58%
Annual Return 2004	rr_AnnualReturn2004	3.19%
Annual Return 2005	rr_AnnualReturn2005	1.88%
Annual Return 2006	rr_AnnualReturn2006	4.12%
Annual Return 2007	rr_AnnualReturn2007	8.10%
Annual Return 2008	rr_AnnualReturn2008	6.81%
Annual Return 2009	rr_AnnualReturn2009	11.88%
Annual Return 2010	rr_AnnualReturn2010	6.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.98%)
One Year	rr_AverageAnnualReturnYear01	6.93%
Five Years	rr_AverageAnnualReturnYear05	7.54%
Ten Years	rr_AverageAnnualReturnYear10	6.38%
INTERMEDIATE-TERM BOND | Class T | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.55%
Five Years	rr_AverageAnnualReturnYear05	5.17%
Ten Years	rr_AverageAnnualReturnYear10	4.24%
INTERMEDIATE-TERM BOND | Class T | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.64%
Five Years	rr_AverageAnnualReturnYear05	5.15%
Ten Years	rr_AverageAnnualReturnYear10	4.24%
INTERMEDIATE-TERM BOND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: INTERMEDIATE-TERM BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is current income and reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 938% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	938.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio's investment objective is current income and reasonable stability of principal. This means that we seek investments that we think will pay dividends and other income, while attempting to minimize volatility. To achieve this objective, the Portfolio invests in debt obligations issued or guaranteed by the U.S. Government and its agencies, as well as debt obligations issued by U.S. companies, foreign companies and foreign governments. The Portfolio may invest in mortgage-related securities issued or guaranteed by U.S. Government entities, and up to 25% of its assets in privately issued mortgage-related securities (not issued or guaranteed by the U.S. Government). These investments may include collateralized mortgage obligations and stripped mortgage-backed securities. Debt obligations in which the Portfolio may invest include structured notes.

The Portfolio may invest up to 30% of its assets in foreign currency-denominated debt obligations. The Portfolio's foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) will normally be limited to 20% of the Portfolio's total assets.

The Portfolio may invest up to 20% of investable assets in convertible bonds, convertible preferred stock and non-convertible preferred stock. The Portfolio may also invest in asset-backed securities including collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), collateralized bank obligations (CBOs), automobile loans and credit card receivables. The Portfolio may also use derivatives, such as futures, swaps and options, for hedging purposes or to seek to improve its returns. The Portfolio normally invest at least 80% of its investable assets in "investment grade" debt obligations- debt obligations rated at least BBB by S&P, Baa by Moody's, or the equivalent by another major rating service, and unrated debt obligations that we believe are comparable in quality. However, the Portfolio may invest up to 20% of the its assets in high yield debt obligations ("junk bonds") that are rated at least B by S&P, Moody's or another major rating service, and unrated bonds that we believe are comparable in quality. The Portfolio may continue to hold an obligation even if it is later downgraded or no longer rated. The Portfolio may actively and frequently trade its portfolio securities which may increase transaction costs and taxes. "Intermediate-term" bonds have dollar-weighted maturities of more than 3 years and less than 10 years. The Portfolio will maintain an average duration that normally ranges between two years below and two years above the average duration of the Portfolio's benchmark index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Credit Risk. The debt obligations in which the Portfolio invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Below-investment grade securities- also known as "junk bonds"- have a higher risk of default and tend to be less liquid than higher-rated securities.

In addition, some of the U.S. Government securities and mortgage-related securities in which the Portfolio may invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association. Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Portfolio may invest, are not backed by the full faith and credit of the United States. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), each of which has the right to borrow from the U.S. Treasury to meet its obligations.

Interest Rate Risk. There is also the risk that the securities could lose value because of interest rate changes. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations and a Portfolio's net asset value (or share price) generally move in opposite directions from interest rates.

Debt Market Risk. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Prepayment Risk. Mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, the Portfolio may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

Active Trading Risk. The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Portfolio's performance and have adverse tax consequences.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

  Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.
  Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.
  Political developments. Political developments may adversely affect the value of the Portfolio's foreign securities.

Short Sales Risk. The Portfolio may engage in short sales. Short sales are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, in the case of the over the counter contracts there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Liquidity Risk. The risk that the Portfolio may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio's value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell liquid securities at an unfavorable time and conditions.

Investments in non-investment grade fixed income securities (junk bonds), as applicable, will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance is available online at www.prudential.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudential.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2001 5.11% Worst Quarter: 2nd Quarter 2004 -1.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

INTERMEDIATE-TERM BOND | Barclays Capital Intermediate Government/Credit Bond Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.89%
Five Years	rr_AverageAnnualReturnYear05	5.53%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
INTERMEDIATE-TERM BOND | Lipper Average(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.74%
Five Years	rr_AverageAnnualReturnYear05	5.18%
Ten Years	rr_AverageAnnualReturnYear10	5.34%
MORTGAGE BACKED SECURITIES | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.43%
=Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	281
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Annual Return 2001	rr_AnnualReturn2001	7.79%
Annual Return 2002	rr_AnnualReturn2002	8.13%
Annual Return 2003	rr_AnnualReturn2003	2.20%
Annual Return 2004	rr_AnnualReturn2004	3.68%
Annual Return 2005	rr_AnnualReturn2005	2.29%
Annual Return 2006	rr_AnnualReturn2006	3.82%
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	(2.28%)
Annual Return 2009	rr_AnnualReturn2009	17.57%
Annual Return 2010	rr_AnnualReturn2010	9.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.92%)
One Year	rr_AverageAnnualReturnYear01	9.93%
Five Years	rr_AverageAnnualReturnYear05	6.76%
Ten Years	rr_AverageAnnualReturnYear10	5.76%
MORTGAGE BACKED SECURITIES | Class T | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.01%
Five Years	rr_AverageAnnualReturnYear05	4.92%
Ten Years	rr_AverageAnnualReturnYear10	3.88%
MORTGAGE BACKED SECURITIES | Class T | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.42%
Five Years	rr_AverageAnnualReturnYear05	4.81%
Ten Years	rr_AverageAnnualReturnYear10	3.85%
MORTGAGE BACKED SECURITIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: MORTGAGE-BACKED SECURITIES PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is high current income with a secondary investment objective of capital appreciation, each to the extent consistent with protection of capital.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables show the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 646% of the average value of its portfolio. Future portfolio turnover could be higher or lower.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	646.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. It assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks investments that will pay income and also increase in value, while attempting to reduce volatility. To achieve these objectives, the Portfolio normally invests at least 80% of its investable assets in mortgage-backed debt securities. These securities will usually be mortgage-related securities issued or guaranteed by U.S. Government agencies. However, the Portfolio may invest up to 25% of its total assets in privately issued mortgage-related securities (which are not guaranteed by the U.S. Government).

The Portfolio's investments in mortgage-related securities may include collateralized mortgage obligations and stripped mortgage-backed securities. The Portfolio may also invest in asset-backed securities like automobile loans and credit card receivables. The Portfolio normally purchases debt obligations that are rated at least A by Moody's or S&P, or the equivalent by another major rating service, and unrated bonds we believe are comparable in quality. The Portfolio may continue to hold an obligation even if it is later downgraded or no longer rated. The Portfolio may actively and frequently trade its portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the recent past. The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser(s). These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of increase in expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Credit Risk. The debt obligations in which the Portfolio invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Below-investment grade securities- also known as "junk bonds"- have a higher risk of default and tend to be less liquid than higher-rated securities.

In addition, some of the U.S. Government securities and mortgage-related securities in which the Portfolio may invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association. Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Portfolio may invest, are not backed by the full faith and credit of the United States. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), each of which has the right to borrow from the U.S. Treasury to meet its obligations.

Interest Rate Risk. There is also the risk that the securities could lose value because of interest rate changes. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations and a Portfolio's net asset value (or share price) generally move in opposite directions from interest rates.

Debt Market Risk. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Prepayment Risk. Mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, the Portfolio may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Derivatives Risk. The Portfolio may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect their assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, the change in value of the derivatives may not fully offset the corresponding changes in value of the underlying positions. In either case, this could result in losses to the Portfolio that would not otherwise have occurred.

Active Trading Risk. The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Portfolio's performance and have adverse tax consequences.

Liquidity Risk. The risk that the Portfolio may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio's value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell liquid securities at an unfavorable time and conditions.

Investments in non-investment grade fixed income securities (junk bonds), as applicable, will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Short Sales Risk. The Portfolio may engage in short sales. Short sales are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, in the case of the over the counter contracts there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A number of factors - including risk - can affect how the Portfolio performs. The following charts show the Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.Updated Portfolio performance is available online at www.prudential.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudential.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 5.72% Worst Quarter: 4th Quarter 2008 -1.92%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Portfolio Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

MORTGAGE BACKED SECURITIES | Citigroup Mortgage Backed Securities Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.50%
Five Years	rr_AverageAnnualReturnYear05	6.37%
Ten Years	rr_AverageAnnualReturnYear10	5.94%
MORTGAGE BACKED SECURITIES | Barclays Capital Mortgage Backed Securities Index(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.37%
Five Years	rr_AverageAnnualReturnYear05	6.34%
Ten Years	rr_AverageAnnualReturnYear10	5.89%
MORTGAGE BACKED SECURITIES | Lipper Average(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.78%
Five Years	rr_AverageAnnualReturnYear05	4.75%
Ten Years	rr_AverageAnnualReturnYear10	4.77%